Redeemable Non-controlling Interests (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended	12 Months Ended		6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 27, 2011 Predecessor [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Balance at beginning of period	$ 21,467	$ 21,467	$ 21,559	$ 21,467	$ 21,559	$ 21,559
Unit redemptions			0	0	(92)	0
Distributions to redeemable non-controlling interests			(659)	(1,288)	(1,291)	(636)
Preferred return			659	1,288	1,291	636
Balance at end of period	$ 21,467	$ 21,467	$ 21,559	$ 21,467	$ 21,467	$ 21,559